American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2022

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.8%
Focused Dynamic Growth Fund G Class	596,206	26,531,158
Focused Large Cap Value Fund G Class	15,002,463	150,024,634
Growth Fund G Class	1,976,869	85,143,747
Heritage Fund G Class	3,048,339	67,734,088
Mid Cap Value Fund G Class	5,659,929	94,068,021
NT Disciplined Growth Fund G Class	2,165,373	28,453,002
NT Equity Growth Fund G Class	6,236,363	62,363,635
Small Cap Growth Fund G Class	956,755	18,101,805
Small Cap Value Fund G Class	1,953,251	19,298,124
Sustainable Equity Fund G Class	2,768,994	113,694,876
		665,413,090
Domestic Fixed Income Funds — 26.3%
Inflation-Adjusted Bond Fund G Class	4,434,121	54,362,317
NT Diversified Bond Fund G Class	25,550,343	257,802,962
NT High Income Fund G Class	7,106,401	63,957,609
Short Duration Fund G Class	926,712	9,285,653
Short Duration Inflation Protection Bond Fund G Class	554,285	6,086,050
		391,494,591
International Equity Funds — 19.2%
Emerging Markets Fund G Class	5,341,337	59,502,489
Global Real Estate Fund G Class	2,116,759	29,401,785
International Growth Fund G Class	7,173,662	81,636,278
International Small-Mid Cap Fund G Class	2,713,446	27,080,196
International Value Fund G Class	7,062,514	53,675,106
Non-U.S. Intrinsic Value Fund G Class	3,902,606	34,694,167
		285,990,021
International Fixed Income Funds — 9.7%
Emerging Markets Debt Fund G Class	4,011,889	36,187,238
Global Bond Fund G Class	10,970,814	103,893,612
International Bond Fund G Class	364,331	4,229,888
		144,310,738
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,378,181,937)		1,487,208,440
OTHER ASSETS AND LIABILITIES†		(4,556)
TOTAL NET ASSETS — 100.0%		$1,487,203,884

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$37,118	$3,050	$1,716	$(11,921)	$26,531	596	$1,901	$775
Focused Large Cap Value Fund(3)	178,545	44,194	40,600	(32,114)	150,025	15,002	816	36,367
Growth Fund(3)	106,397	17,332	11,875	(26,710)	85,144	1,977	4,267	9,377
Heritage Fund(3)	86,573	19,708	8,041	(30,506)	67,734	3,048	1,458	8,157
Mid Cap Value Fund(3)	112,236	26,108	27,054	(17,222)	94,068	5,660	868	21,452
NT Disciplined Growth Fund	34,661	4,848	2,512	(8,544)	28,453	2,165	434	4,195
NT Equity Growth Fund	74,231	15,615	8,327	(19,156)	62,363	6,236	962	13,498
Small Cap Growth Fund	22,203	4,613	646	(8,068)	18,102	957	137	3,692
Small Cap Value Fund	23,112	2,577	3,202	(3,189)	19,298	1,953	526	1,793
Sustainable Equity Fund	137,016	8,410	15,833	(15,898)	113,695	2,769	3,672	4,299
Inflation-Adjusted Bond Fund	64,473	3,028	9,193	(3,946)	54,362	4,434	204	2,119
NT Diversified Bond Fund	311,924	34,807	57,456	(31,472)	257,803	25,550	(1,868)	5,355
NT High Income Fund	75,962	5,416	9,879	(7,541)	63,958	7,106	(265)	3,836
Short Duration Fund	6,611	3,094	—	(419)	9,286	927	—	166
Short Duration Inflation Protection Bond Fund	3,975	2,312	58	(143)	6,086	554	1	227
Emerging Markets Fund(3)	72,795	16,497	5,974	(23,816)	59,502	5,341	(256)	6,183
Global Real Estate Fund(3)	34,639	7,941	6,303	(6,875)	29,402	2,117	577	6,984
International Growth Fund(3)	97,066	21,129	5,565	(30,994)	81,636	7,174	2,392	10,059
International Small-Mid Cap Fund(4)	35,182	8,113	1,770	(14,445)	27,080	2,713	1,096	6,407
International Value Fund(3)	61,479	12,019	7,415	(12,408)	53,675	7,063	(285)	7,081
Non-U.S. Intrinsic Value Fund	41,499	5,111	6,632	(5,284)	34,694	3,903	(15)	2,320
Emerging Markets Debt Fund	44,312	2,151	4,052	(6,224)	36,187	4,012	(273)	1,345
Global Bond Fund	125,662	6,410	15,064	(13,114)	103,894	10,971	(411)	3,917
International Bond Fund	3,070	2,013	—	(853)	4,230	364	—	65
	$1,790,741	$276,496	$249,167	$(330,862)	$1,487,208	122,592	$15,938	$159,669
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.